Intangible Assets - Computer Software, Net - Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Licensed computer software
Computer software
2018	$ 45,008
2019	29,007
2020	24,388
2021	15,638
2022	12,606
Software development costs
Computer software
2018	23,503
2019	18,758
2020	14,588
2021	10,292
2022	6,138
Acquisition (current) technology intangibles
Computer software
2018	25,793
2019	25,793
2020	20,134
2021	$ 3,600